7. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Feb. 28, 2014
Details
Deferred Tax Assets, Operating Loss Carryforwards	$ 364
Deferred Tax Assets, Valuation Allowance	$ (364)